Note 10 - Short-term Borrowings (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Long-term Line of Credit, Total	$ 0
Federal Home Loan Bank Advances, Additional Borrowing Capacity	380,800	$ 417,400
Line of Credit 1 [Member]
Line of Credit Facility, Maximum Borrowing Capacity	6,000
Line of Credit 2 [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 10,000